Warrants (Tables)	12 Months Ended
Mar. 31, 2021
Warrants [Abstract]
Schedule of outstanding warrants enabling holders to acquire common shares
	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2020	Issued	Exercised	Expired	March 31, 2021
May 17, 2020	CDN $5.25	417,457	—	—	(417,457)	—
May 31, 2020	CDN $5.25	54,929	—	—	(54,929)	—
October 17, 2020	CDN $7.70	44,500	—	(44,498)	(2)	—
June 29, 2021	CDN $4.55	628,571	—	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	(36,071)	—	491,072
October 12, 2021	CDN $3.50	775,000	—	(721,429)	—	53,571
March 14, 2022	CDN $4.20	685,714	—	—	—	685,714
May 6, 2023	USD $2.6677	866,510	—	(813,475)	—	53,035
May 8, 2023	USD $2.6677	70,258	—	(56,555)	—	13,703
Total outstanding		4,070,082	—	(1,672,028)	(472,388)	1,925,666
Weighted Average
Exercise Price (CDN$)		$4.06	NA	$3.65	$5.25	$4.06
Weighted Average Life		1.7 years				0.6 years
	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2019	Issued	Exercised	Expired	March 31, 2020
May 17, 2020	CDN $5.25	417,457	—	—	—	417,457
May 31, 2020	CDN $5.25	54,929	—	—	—	54,929
October 17, 2020	CDN $7.70	44,500	—	—	—	44,500
June 29, 2021	CDN $4.55	628,571	—	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	—	—	527,143
October 12, 2021	CDN $3.50	792,857	—	(17,857)	—	775,000
March 14, 2022	CDN $4.20	685,714	—	—	—	685,714
May 6, 2023	USD $2.6677	—	866,510	—	—	866,510
May 8, 2023	USD $2.6677	—	70,258	—	—	70,258
Total outstanding		3,151,171	936,768	(17,857)	—	4,070,082
Weighted Average
Exercise Price (CDN$)		$4.20	$3.78	$3.50	NA	$4.06
Weighted Average Life		2.3 years				1.7 years
	Exercise	Balance				Balance
Expiry Date	Price	March 31, 2018	Issued	Exercised	Expired	March 31, 2019
October 1, 2018	CDN $1.75	57,143	—	—	(57,143)	—
December 10, 2018	CDN $7.00	36	—	—	(36)	—
December 16, 2018	CDN $7.00	21,990	—	—	(21,990)	—
May 17, 2020	CDN $5.25	417,457	—	—	—	417,457
May 31, 2020	CDN $5.25	54,929	—	—	—	54,929
October 17, 2020*	CDN $7.70	48,896	—	—	(4,396)	44,500
June 29, 2021	CDN $4.55	—	628,571	—	—	628,571
September 25, 2021	CDN $3.50	527,143	—	—	—	527,143
October 12, 2021	CDN $3.50	792,857	—	—	—	792,857
March 14, 2022	CDN $4.20	—	685,714	—	—	685,714
Total outstanding		1,920,451	1,314,285	—	(83,565)	3,151,171
Weighted Average
Exercise Price (CDN$)		$4.20	$4.34	NA	$4.90	$4.20
Weighted Average Life		3.0 years				2.3 years
* The TSX Venture exchange consented to an amendment of the October 16, 2016 warrant issuance. The expiry date was extended to October 17, 2020 and exercise price was reduced to CDN $7.70 per share.

Schedule of deferred financing fees
	March 31, 2021	March 31, 2020
Deferred Financing Fees, beginning of year	$1,045,221	$1,643,249
plus: Deferred Financing Fees Incurred During the Year	—	21,366
less: Amortization of Deferred Financing Fees	(628,483)	(619,394)
Deferred Financing Fees, end of year	$416,738	$1,045,221

Schedule of weighted average assumptions used for Black Scholes valuation of warrants granted
March 31, 2019
Exercise price	CDN $4.37
Share price on grant date	CDN $3.29
Risk-free interest rate	2.85%
Expected life of warrants	3.0 years
Annualized volatility(1)	100%
Dividend rate	n/a

(1) Expected volatility was determined by reference to historical volatility of similar entities following a comparable period of lives.